Significant Accounting Policies and Practices - Schedule of Common Stock Equivalents (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Totals	6,046,245	43,761,941	4,181,859	1,612,112
Options [Member]
Class of Stock [Line Items]
Totals	1,853,371	8,448,568
Warrants [Member]
Class of Stock [Line Items]
Totals	2,040,800	34,186,403
Convertible notes [Member] | Convertible notes [Member]
Class of Stock [Line Items]
Totals	314,097	122,467
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Totals			10,870
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Totals	10,870
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Totals			11	23
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Totals	11	11
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Totals			114,150	31,180
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Totals	114,150	22,830
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Totals			1,296,000	78,188
Series G Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Totals	1,273,425	529,650
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Totals			73,891	73,891
Series H Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Totals	61,401	73,892
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Totals			378,120
Series I Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Totals	378,120	378,120